UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05178

Name of Fund:  BlackRock Equity Dividend Fund

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Equity Dividend Fund, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 07/31/2015

Date of reporting period: 04/30/2015

Item 1 – Schedule of Investments

Schedule of Investments April 30, 2015 (Unaudited)	BlackRock Equity Dividend Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 7.5%
Honeywell International, Inc.	3,462,797	$349,465,473
Lockheed Martin Corp.	2,039,160	380,507,256
Northrop Grumman Corp.	2,610,522	402,124,809
Raytheon Co.	5,311,629	552,409,416
United Technologies Corp.	2,691,174	306,121,043

		1,990,627,997
Air Freight & Logistics — 1.1%
United Parcel Service, Inc., Class B	2,870,302	288,551,460
Banks — 14.4%
Bank of America Corp.	19,134,576	304,813,796
Citigroup, Inc.	10,403,638	554,721,978
Fifth Third Bancorp	10,905,370	218,107,400
JPMorgan Chase & Co.	14,227,360	900,022,794
SunTrust Banks, Inc.	10,723,594	445,029,151
US Bancorp	10,015,753	429,375,331
Wells Fargo & Co.	17,896,865	986,117,261

		3,838,187,711
Beverages — 1.4%
The Coca-Cola Co.	3,094,747	125,522,938
Diageo PLC	8,765,297	243,345,323

		368,868,261
Capital Markets — 2.1%
The Goldman Sachs Group, Inc.	1,405,878	276,142,557
Morgan Stanley	7,908,501	295,066,172

		571,208,729
Chemicals — 3.2%
The Dow Chemical Co.	3,857,806	196,748,106
E.I. du Pont de Nemours & Co.	6,450,492	472,176,014
Praxair, Inc.	1,437,104	175,226,091

		844,150,211
Commercial Services & Supplies — 0.4%
Tyco International PLC	2,984,018	117,510,629
Communications Equipment — 2.0%
Motorola Solutions, Inc.	3,113,773	186,047,937
QUALCOMM, Inc.	5,241,307	356,408,876

		542,456,813
Consumer Finance — 0.9%
American Express Co.	2,944,943	228,085,835
Diversified Financial Services — 0.9%
CME Group, Inc.	2,542,203	231,111,675
Diversified Telecommunication Services — 2.1%
BCE, Inc.	1,773,368	78,223,262
Common Stocks	Shares	Value
Diversified Telecommunication Services (concluded)
Verizon Communications, Inc.	9,418,202	$475,054,109

		553,277,371
Electric Utilities — 1.9%
Eversource Energy	2,355,401	114,849,353
ITC Holdings Corp.	2,046,207	73,663,452
NextEra Energy, Inc.	3,007,421	303,539,001

		492,051,806
Electrical Equipment — 0.4%
Rockwell Automation, Inc.	900,279	106,773,089
Energy Equipment & Services — 0.6%
Schlumberger Ltd.	1,597,217	151,112,700
Food & Staples Retailing — 0.9%
The Kroger Co.	3,611,248	248,851,100
Food Products — 0.7%
Mondelez International, Inc., Class A	3,413,743	130,985,319
Unilever NV — NY Shares	1,294,260	56,274,425

		187,259,744
Health Care Equipment & Supplies — 1.0%
Abbott Laboratories	2,313,971	107,414,534
Becton Dickinson & Co.	1,141,862	160,854,100

		268,268,634
Health Care Providers & Services — 3.6%
Anthem Inc.	1,424,157	214,948,016
Quest Diagnostics, Inc.	3,647,828	260,527,876
UnitedHealth Group, Inc.	4,227,511	470,944,725

		946,420,617
Hotels, Restaurants & Leisure — 1.0%
McDonald’s Corp.	2,819,402	272,213,263
Household Products — 1.8%
The Procter & Gamble Co.	6,172,626	490,785,493
Industrial Conglomerates — 3.8%
3M Co.	2,033,756	318,059,101
General Electric Co.	26,005,885	704,239,366

		1,022,298,467
Insurance — 5.9%
ACE Ltd.	2,496,087	267,056,348
American International Group, Inc.	3,657,973	205,907,300
The Chubb Corp.	1,504,793	147,996,392
MetLife, Inc.	6,210,227	318,522,543
Prudential Financial, Inc.	3,754,845	306,395,352

BLACKROCK EQUITY DIVIDEND FUND	APRIL 30, 2015	1

Schedule of Investments (continued)	BlackRock Equity Dividend Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Insurance (concluded)
The Travelers Cos., Inc.	3,337,129	$337,417,113

		1,583,295,048
IT Services — 1.2%
Automatic Data Processing, Inc.	1,013,595	85,689,321
International Business Machines Corp.	1,418,728	243,013,919

		328,703,240
Media — 2.6%
Comcast Corp., Special Class A	11,985,277	690,232,102
Metals & Mining — 0.5%
BHP Billiton Ltd.	5,100,756	130,254,797
Multi-Utilities — 2.5%
CMS Energy Corp.	3,352,800	113,760,504
Dominion Resources, Inc.	4,017,040	287,941,427
Sempra Energy	1,432,908	152,131,843
Wisconsin Energy Corp.	2,434,152	119,565,546

		673,399,320
Multiline Retail — 0.7%
Dollar General Corp.	2,688,700	195,495,377
Oil, Gas & Consumable Fuels — 8.9%
Chevron Corp.	2,570,015	285,425,866
ConocoPhillips	1,982,574	134,656,426
Exxon Mobil Corp.	5,102,737	445,826,132
Marathon Oil Corp.	5,839,601	181,611,591
Marathon Petroleum Corp.	2,745,034	270,578,001
Occidental Petroleum Corp.	5,030,929	402,977,413
Phillips 66	1,282,348	101,703,020
Spectra Energy Corp.	3,300,076	122,927,831
Total SA — ADR	7,815,836	422,836,728

		2,368,543,008
Paper & Forest Products — 1.1%
International Paper Co.	5,432,220	291,818,858
Pharmaceuticals — 9.0%
AbbVie, Inc.	2,313,971	149,621,365
Bristol-Myers Squibb Co.	8,662,797	552,080,053
Johnson & Johnson	4,463,142	442,743,686
Merck & Co., Inc.	9,925,630	591,170,523
Pfizer, Inc.	19,609,087	665,336,322

		2,400,951,949
Professional Services — 0.4%
Nielsen Holdings NV	2,262,588	101,680,705
Real Estate Investment Trusts (REITs) — 0.5%
Weyerhaeuser Co.	3,767,902	118,726,592
Common Stocks	Shares	Value
Road & Rail — 1.4%
CSX Corp.	3,098,834	$111,836,919
Union Pacific Corp.	2,338,729	248,443,182

		360,280,101
Semiconductors & Semiconductor Equipment — 2.7%
Intel Corp.	15,118,865	492,119,056
Samsung Electronics Co. Ltd.	176,970	232,158,756

		724,277,812
Software — 2.6%
Microsoft Corp.	14,479,311	704,273,687
Specialty Retail — 2.5%
The Home Depot, Inc.	6,342,424	678,512,520
Textiles, Apparel & Luxury Goods — 0.7%
VF Corp.	2,619,577	189,735,962
Tobacco — 1.6%
Altria Group, Inc.	3,146,229	157,468,761
Lorillard, Inc.	2,110,520	147,440,927
Philip Morris International, Inc.	1,497,340	124,982,970

		429,892,658
Water Utilities — 0.8%
American Water Works Co., Inc.	3,915,874	213,493,451
Wireless Telecommunication Services — 0.1%
SK Telecom Co. Ltd.	78,562	21,052,484
Total Long-Term Investments (Cost — $17,621,205,254) — 97.4%		25,964,691,276

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.08% (a)(b)	758,609,462	758,609,462
Total Short-Term Securities (Cost — $758,609,462) — 2.8%		758,609,462
Total Investments (Cost — $18,379,814,716*) — 100.2%		26,723,300,738
Liabilities in Excess of Other Assets — (0.2)%		(52,411,064)

Net Assets — 100.0%		$26,670,889,674

*	As of April 30, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$18,381,737,565

Gross unrealized appreciation	$8,404,467,873
Gross unrealized depreciation	(62,904,700)

Net unrealized appreciation	$8,341,563,173

2	BLACKROCK EQUITY DIVIDEND FUND	APRIL 30, 2015

Schedule of Investments (continued)	BlackRock Equity Dividend Fund

Notes to Schedule of Investments

(a)	During the period ended April 30, 2015, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2014	Net Activity	Shares Held at April 30, 2015	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	85,056,698	673,552,764	758,609,462	$338,774

(b)	Represents the current yield as of report date.

Portfolio Abbreviations

ADR	American Depositary Receipts

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report. As of April 30, 2015, the following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Aerospace & Defense	$1,990,627,997	—	—	$1,990,627,997
Air Freight & Logistics	288,551,460	—	—	288,551,460
Banks	3,838,187,711	—	—	3,838,187,711
Beverages	125,522,938	$243,345,323	—	368,868,261
Capital Markets	571,208,729	—	—	571,208,729
Chemicals	844,150,211	—	—	844,150,211

BLACKROCK EQUITY DIVIDEND FUND	APRIL 30, 2015	3

Schedule of Investments (concluded)	BlackRock Equity Dividend Fund

	Level 1	Level 2	Level 3	Total
Commercial Services & Supplies	117,510,629	—	—	117,510,629
Communications Equipment	542,456,813	—	—	542,456,813
Consumer Finance	228,085,835	—	—	228,085,835
Diversified Financial Services	231,111,675	—	—	231,111,675
Diversified Telecommunication Services	553,277,371	—	—	553,277,371
Electric Utilities	492,051,806	—	—	492,051,806
Electrical Equipment	106,773,089	—	—	106,773,089
Energy Equipment & Services	151,112,700	—	—	151,112,700
Food & Staples Retailing	248,851,100	—	—	248,851,100
Food Products	187,259,744	—	—	187,259,744
Health Care Equipment & Supplies	268,268,634	—	—	268,268,634
Health Care Providers & Services	946,420,617	—	—	946,420,617
Hotels, Restaurants & Leisure	272,213,263	—	—	272,213,263
Household Products	490,785,493	—	—	490,785,493
IT Services	328,703,240	—	—	328,703,240
Industrial Conglomerates	1,022,298,467	—	—	1,022,298,467
Insurance	1,583,295,048	—	—	1,583,295,048
Media	690,232,102	—	—	690,232,102
Metals & Mining	—	130,254,797	—	130,254,797
Multi-Utilities	673,399,320	—	—	673,399,320
Multiline Retail	195,495,377	—	—	195,495,377
Oil, Gas & Consumable Fuels	2,368,543,008	—	—	2,368,543,008
Paper & Forest Products	291,818,858	—	—	291,818,858
Pharmaceuticals	2,400,951,949	—	—	2,400,951,949
Professional Services	101,680,705	—	—	101,680,705
Real Estate Investment Trusts (REITs)	118,726,592	—	—	118,726,592
Road & Rail	360,280,101	—	—	360,280,101
Semiconductors & Semiconductor Equipment	492,119,056	232,158,756	—	724,277,812
Software	704,273,687	—	—	704,273,687
Specialty Retail	678,512,520	—	—	678,512,520
Textiles, Apparel & Luxury Goods	189,735,962	—	—	189,735,962
Tobacco	429,892,658	—	—	429,892,658
Water Utilities	213,493,451	—	—	213,493,451
Wireless Telecommunication Services	—	21,052,484	—	21,052,484
Short-Term Securities	758,609,462	—	—	758,609,462

Total	$26,096,489,378	$626,811,360	—	$26,723,300,738

The Fund may hold assets in which the fair value approximates the carrying amount for financial reporting purposes. As of April 30, 2015, Foreign currency at value of $2,568 is categorized as Level 1 within the disclosure hierarchy.

4	BLACKROCK EQUITY DIVIDEND FUND	APRIL 30, 2015

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Equity Dividend Fund

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Equity Dividend Fund

Date: June 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Equity Dividend Fund

Date: June 22, 2015

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Equity Dividend Fund

Date: June 22, 2015